Financial Instruments and Derivatives - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Letter of credit amount outstanding	$ 26.2	$ 1.8
Cash	17.3	289.9	$ 13.5
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Undrawn borrowing facilities	801.1
Accounts payable and accrued liabilities	634.9	448.2
Dividends payable	56.8	99.4
Derivative liabilities	3.2	12.6
Senior guaranteed notes	846.3	1,329.7
Bank debt	3,355.1
Liquidity risk | 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	634.9	448.2
Dividends payable	56.8	99.4
Derivative liabilities	0.0	12.6
Senior guaranteed notes	342.8	486.6
Bank debt	236.3
Liquidity risk | 2 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities	3.2	0.0
Senior guaranteed notes	476.5	816.2
Bank debt	3,118.8
Liquidity risk | 4 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities	0.0	0.0
Senior guaranteed notes	27.0	26.9
Bank debt	0.0
Liquidity risk | More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities	0.0	0.0
Senior guaranteed notes	0.0	$ 0.0
Bank debt	$ 0.0